Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 9     Goodwill

As of December 31, 2021 and December 31, 2020, goodwill consisted of the followings:

	December 31, 2021	December 31, 2020
	$	$
Goodwill - XFC	332,040	332,040

Accumulated amortization	–	–
Balance at end of year	332,040	332,040